GOODWILL: (Tables)	12 Months Ended
Dec. 31, 2011
GOODWILL:
Schedule of goodwill balances and activity by segment

		Surface	Advanced	Corporate
($inmillions)	Lithium	Treatment	Ceramics	andother	Total
Balance, December31, 2009	$287.5	$369.1	$277.5	$5.1	$939.2
Foreign exchange	(19.8)	(23.1)	(18.9)	(0.3)	(62.1)
Balance, December31, 2010	267.7	346.0	258.6	4.8	877.1
Foreign exchange	(8.4)	(9.8)	(9.2)	(0.1)	(27.5)
Balance, December31, 2011	$259.3	$336.2	$249.4	$4.7	$849.6